Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($) $ in Thousands	Total	Issued capital [member]	Issued capital [member] Ordinary shares [member]	Issued capital [member] Preference shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]
Balance, beginning of the period at Oct. 31, 2023			$ 214,824	$ 13,647	$ 2,513	$ 146,043	$ 131
Statement Line Items [Line Items]
Purchased and cancelled during the period			0
Issued during the period			0
Share issue cost adjustment			0
Stock-based compensation (note 9)					276
Adjustment for purchased and cancelled common shares	$ 0
Net income (loss)	34,232					34,232
Dividends paid on common and preferred shares						(2,691)
Other comprehensive income (loss)							10
Balance, end of the period at Jul. 31, 2024	408,985	$ 228,471	214,824		2,789	177,584	141
Balance, beginning of the period at Apr. 30, 2024			214,824	13,647	2,717	168,776	139
Statement Line Items [Line Items]
Purchased and cancelled during the period			0
Issued during the period			0
Share issue cost adjustment			0
Stock-based compensation (note 9)					72
Adjustment for purchased and cancelled common shares	0
Net income (loss)	9,705					9,705
Dividends paid on common and preferred shares						(897)
Other comprehensive income (loss)							2
Balance, end of the period at Jul. 31, 2024	408,985	228,471	214,824		2,789	177,584	141
Balance, beginning of the period at Oct. 31, 2024	399,203		215,610	0	2,485	181,238	(130)
Statement Line Items [Line Items]
Purchased and cancelled during the period	(5,400)		(3,759)			(1,700)
Issued during the period			114,879
Share issue cost adjustment			(690)
Stock-based compensation (note 9)					55
Adjustment for purchased and cancelled common shares	(1,650)
Net income (loss)	23,254					23,254
Dividends paid on common and preferred shares						(2,433)
Other comprehensive income (loss)							(717)
Balance, end of the period at Jul. 31, 2025	528,142	326,040	326,040		2,540	200,409	(847)
Balance, beginning of the period at Apr. 30, 2025			329,799	$ 0	2,540	196,284	(317)
Statement Line Items [Line Items]
Purchased and cancelled during the period	(5,400)		(3,759)			(1,700)
Issued during the period			0
Share issue cost adjustment			0
Stock-based compensation (note 9)					0
Adjustment for purchased and cancelled common shares	(1,650)
Net income (loss)	6,582					6,582
Dividends paid on common and preferred shares						(807)
Other comprehensive income (loss)							(530)
Balance, end of the period at Jul. 31, 2025	$ 528,142	$ 326,040	$ 326,040		$ 2,540	$ 200,409	$ (847)